Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000240238
Shareholder Report [Line Items]
Fund Name	PMV Adaptive Risk Parity ETF
Class Name	PMV Adaptive Risk Parity ETF
Trading Symbol	ARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the PMV Adaptive Risk Parity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.pmvcapital.com/arp. You can also request this information by contacting us at 1-888-495-9115.
Additional Information Phone Number	1-888-495-9115
Additional Information Website	https://www.pmvcapital.com/arp
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PMV Adaptive Risk Parity ETF	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 71,925,332
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 199,248
InvestmentCompanyPortfolioTurnover	142.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Closed-End Fund	4.7%
Exchange-Traded Funds	95.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Harbor Commodity All Weather Strategy ETF	37.0%
Vanguard FTSE Developed Markets ETF	28.7%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	17.1%
Vanguard FTSE Emerging Markets ETF	6.3%
iShares 0-1 Year Treasury Bond ETF	4.9%
Sprott Physical Gold Trust	4.7%
Vanguard Long-Term Treasury ETF	1.4%

Updated Prospectus Phone Number	1-888-495-9115
Updated Prospectus Web Address	https://www.pmvcapital.com/arp